Segment, Product and Geographic Information (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Tangible Long Lived Asset [Line Items]
Property, plant and equipment, net	$ 60,588	$ 52,609
Taiwan [Member]
Segment Reporting Tangible Long Lived Asset [Line Items]
Property, plant and equipment, net	59,562	51,519
China [Member]
Segment Reporting Tangible Long Lived Asset [Line Items]
Property, plant and equipment, net	785	744
U.S. [Member]
Segment Reporting Tangible Long Lived Asset [Line Items]
Property, plant and equipment, net	199	330
Korea [Member]
Segment Reporting Tangible Long Lived Asset [Line Items]
Property, plant and equipment, net	$ 42	$ 16